Commitments and Contingent Liabilities - Schedule of Future Contractual Obligations in Operating Lease (Details) (10-K) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 337
2020	357
2021	26
Total	$ 720